Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets Liabilities [Line Items]
Provision for accrued expenses	$ 71,546	$ 54,986
Loyalty rewards reserve	84,373	49,310
Occupancy tax reserve	22,813	18,222
Net operating loss and tax credit carryforwards	49,091	33,979
Stock-based compensation	39,344	33,262
Other	39,952	28,224
Total deferred tax assets	307,119	217,983
Less valuation allowance	(50,748)	(32,942)
Net deferred tax assets	256,371	185,041
Prepaid merchant bookings and prepaid expenses	(61,737)	(62,082)
Intangible assets	(386,979)	(392,002)
Investment in subsidiaries	(1,320)	(7,913)
Unrealized gains	(5,783)	(8,999)
Property and equipment	(73,010)	(65,215)
Other	(1,178)	(2,081)
Total deferred tax liabilities	(530,007)	(538,292)
Net deferred tax liability	$ (273,636)	$ (353,251)